Financial Assets and Liabilities - Summary of Maturity Profile of Financial Liabilities Based on Consolidated Contractual Undiscounted Obligations Outstanding (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Long term debt including current portion debt undiscounted cash flows, Total	₱ 396,013	₱ 385,962
Principal	296,939	283,575
Interest	99,074	102,387
Lease obligations	84,616	77,244
Trade and other payables undiscounted cash flows	116,304	133,811
Nonderivative And Derivative Financial Liabilities Undiscounted Cash Flows, Total	596,933	597,017
Suppliers and contractors liability [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	49,980	58,568
Utilities and Related Expenses Liability [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	50,114	57,029
Carriers and other liability [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	2,610	2,534
Employee Benefits and Other Provisions [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	4,970	9,246
Customer deposits liability [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	1,262	2,046
Dividends Payable [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	2,087	2,005
Others [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	5,281	2,383
Less than 1 year [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Long term debt including current portion debt undiscounted cash flows, Total	12,663	20,335
Principal	12,240	19,610
Interest	423	725
Lease obligations	18,199	16,560
Trade and other payables undiscounted cash flows	113,183	131,580
Nonderivative And Derivative Financial Liabilities Undiscounted Cash Flows, Total	144,045	168,475
Less than 1 year [Member] | Suppliers and contractors liability [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	49,896	58,524
Less than 1 year [Member] | Utilities and Related Expenses Liability [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	50,113	56,934
Less than 1 year [Member] | Carriers and other liability [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	2,610	2,534
Less than 1 year [Member] | Employee Benefits and Other Provisions [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	4,970	9,246
Less than 1 year [Member] | Dividends Payable [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	2,087	2,005
Less than 1 year [Member] | Others [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	3,507	2,337
1-3 years [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Long term debt including current portion debt undiscounted cash flows, Total	95,634	89,028
Principal	53,872	47,479
Interest	41,762	41,549
Lease obligations	23,239	19,410
Trade and other payables undiscounted cash flows	2,026	362
Nonderivative And Derivative Financial Liabilities Undiscounted Cash Flows, Total	120,899	108,800
1-3 years [Member] | Suppliers and contractors liability [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	84	44
1-3 years [Member] | Utilities and Related Expenses Liability [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	1	95
1-3 years [Member] | Customer deposits liability [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	167	177
1-3 years [Member] | Others [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	1,774	46
3-5 years [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Long term debt including current portion debt undiscounted cash flows, Total	73,945	69,915
Principal	51,676	47,561
Interest	22,269	22,354
Lease obligations	18,452	16,178
Trade and other payables undiscounted cash flows	18	24
Nonderivative And Derivative Financial Liabilities Undiscounted Cash Flows, Total	92,415	86,117
3-5 years [Member] | Suppliers and contractors liability [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	0
3-5 years [Member] | Customer deposits liability [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	18	24
Later than five years [member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Long term debt including current portion debt undiscounted cash flows, Total	213,771	206,684
Principal	179,151	168,925
Interest	34,620	37,759
Lease obligations	24,726	25,096
Trade and other payables undiscounted cash flows	1,077	1,845
Nonderivative And Derivative Financial Liabilities Undiscounted Cash Flows, Total	239,574	233,625
Later than five years [member] | Customer deposits liability [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	₱ 1,077	₱ 1,845